[LOGO]                                                                  [PHONE]

     Annual Report October 31, 1999

                                   EATON VANCE

                                   TAX-MANAGED

[FLAG]                              EMERGING

                                     GROWTH

                                      FUND

                     Global Management-Global Distribution

[TAPE CALCULATOR]

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999 LETTER TO SHAREHOLDERS

[PHOTO]
James B. Hawkes
President

Eaton Vance Tax-Managed Emerging Growth Fund Class A shares had a total return of 38.58% during the year ended October 31, 1999. That return was the result of an increase in net asset value per share (NAV) from $9.46 on October 31, 1998 to $13.11 on October 31, 1999.(1) Class B shares had a total return of 37.49% for the same period, the result of an increase in NAV from $9.39 to $12.91.(1)
Class C shares had a total return of 37.25% for the same period, the result of an increase in NAV from $9.37 to $12.86.(1)

By comparison, the S&P SmallCap 600 Index - a widely recognized, unmanaged index of small-capitalization stocks - had a total return of 12.05% for the period from October 31, 1998 to October 31, 1999.(2)

Allaying fears that the record economic expansion would end in a resurgence of inflation, the U.S. economy posted a 4.8% gain for the quarter ended in September. Consumer confidence remained high, and the nation's unemployment rate dropped to 4.1% in October, the lowest rate since the current expansion began in March 1991.

Nonetheless, the Federal Reserve Board raised the benchmark Federal Funds rate three times since our last annual report, a total of 0.75% to 5.50%, in an effort to ward off inflationary pressures. While the economy shows no significant signs of cooling down, a slowing economy would mitigate inflationary pressures and reduce the risk of another interest rate hike in the immediate future.

Encouraged by strong economic growth coupled with little or no inflation, the major stock indices gained ground in October. The NASDAQ Index, which consists largely of emerging growth and small-capitalization companies, continued to hit record highs throughout the year.

As we look ahead, we can certainly anticipate continued volatility in the stock market. By historical standards, the valuations of many stocks and certain market sectors are quite extended. Over the long-term, however, we remain confident of the superior earnings potential of selected small-cap stocks. On the following pages, portfolio manager Jack Smiley discusses the past 12 months and offers his outlook for the year ahead.

                                        Sincerely,

                                        /s/ James B. Hawkes

                                        James B. Hawkes
                                        President
                                        November 29, 1999

--------------------------------------------------------------------------------

Performance(3)                          Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                 38.58%    37.49%    37.25%
Life of Fund+                            13.76     13.00     12.79
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                 30.58%    32.49%    36.25%
Life of Fund+                            10.60     11.31     12.79

+Inception Dates - Class A: 9/25/97; Class B: 9/29/97; Class C:9/29/97

Ten Largest Equity Holdings(4)
----------------------------------------------------
Micrel, Inc.                                    2.1%
Affiliated Computer Services, Inc., Class A     1.7
Dallas Semiconductor Corp.                      1.6
Sapient Corp.                                   1.6
Diamond Technology Partners                     1.5
Pegasus Communications Corp.                    1.5
Whittman-Hart, Inc.                             1.5
Peregrine Systems, Inc.                         1.5
PMC-Sierra, Inc.                                1.4
BISYS Group, Inc. (The)                         1.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.
(2) It is not possible to invest directly in an Index.
(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.
(4) Ten largest equity holdings accounted for 15.8% of the Fund's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999 MANAGEMENT DISCUSSION

AN INTERVIEW WITH EDWARD E. (JACK) SMILEY,
VICE PRESIDENT AND PORTFOLIO MANAGER OF
TAX-MANAGED EMERGING GROWTH FUND

[PHOTO]
EDWARD E. (JACK) SMILEY, CFA
PORTFOLIO MANAGER

Q: JACK, HOW WOULD YOU CHARACTERIZE THE MARKET ENVIRONMENT IN THE LAST TWELVE
   MONTHS?

A: The main thing that has happened in the year ended October 31, 1999 is that a lot of emerging growth companies outperformed large-capitalization stocks. Many high-quality, large-cap stocks became overvalued, while high-quality, small-cap stocks were undervalued, and that valuation spread narrowed over the past year in favor of the small-cap stocks. The bottom line is that it's the first change we've seen in that direction for two and a half years, and marks, we think, the beginning of a sustained advance in the small-cap area.

Five Largest Sector Positions+
----------------------------------------
By total net assets
Information Services              13.8%
Electronics - Semiconductors      10.5%
Oil & Gas                          7.2%
Business Services                  7.2%
Software Services                  6.5%

+ Fund holdings subject to change due to active management. Five largest sector holdings account for 45.2% of the Fund.

   Over the next two years, I think we could continue to see positive returns from small-cap stocks. That doesn't necessarily mean that large-cap stocks would have to perform poorly, or underperform. It's just that the relative valuation of the S&P600* is still very cheap. Small-caps could still easily be 25 or 30 percent of an investor's portfolio.

Q: HOW DID THE FUND PERFORM AGAINST THE BACKDROP OF A STRONG SMALL-CAP MARKET?

A: The Fund outperformed the S&P600 benchmark* by a good margin this year. As a growth manager, we were able to continue to position the Fund in technology, and we had a lot of good semiconductor, semiconductor equipment, and software names that really helped our performance. That's where a lot of the positive performance came from. Over the last 12 months, the biggest stocks in the semiconductor and semiconductor equipment area have been Applied Microcircuits Corp., Vitesse Semiconductor Corp., PMC-Sierra, Inc., Q-Logic Corp., Helix Technology Corp., Micrel, Inc., and PRI Automation, Inc. Those were the big winners; some of those stocks were up 100% over the past 12 months.

Q: WHAT ELSE AFFECTED THE PERFORMANCE OF THE FUND?

A: Another source of strength this year was companies that were taken over.
   Abacus Direct Corp. was up 222% over the last 12 months. It was acquired by DoubleClick, which is a high-quality Internet service provider. We also were fortunate to own Xomed Surgical Products, Inc., which is a medical products company that was bought out; Level One Semiconductor was also taken over. These transactions reaffirm our belief that the acquisition market is concurring with what we've been saying about valuation - that many of these companies were attractive for takeover.

*The S&P SmallCap 600 Index is a broad-based, unmanaged market index of 600 small capitalization stocks. It is not possible to invest directly in an Index.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999 MANAGEMENT DISCUSSION

Q: YOU MENTIONED THE SEMICONDUCTOR SECTOR EARLIER. WERE THERE ANY OTHER NOTABLE
   SECTORS THIS YEAR?

A: Another segment worth noting was medical products technology - we had some good stocks there. In the biotech area, Human Genome Sciences, Inc. traded from the mid-30s to the high 80s in the 12-month period. The Fund has also benefited from Millennium Pharmaceuticals, which we added earlier in the year and was a big performer for us.

   The other sector that has been very strong is what we call
   "business-to-business," or "e-commerce." The stocks in the Fund that have been big winners there have been Sapient Corp., International Integration, Inc., Diamond Technology Partners, Whittman-Hart, Scient Corp., and Commerce One, Inc.

   Commerce One was just awarded the business-to-business contract from General Motors, and they will be responsible for integrating all of GM's suppliers, dealers, and partners in one unified MIS environment. They're an example of a cutting-edge company that is allowing other companies to utilize the Internet for fast communications, with a lot of users, on a very sophisticated level. We believe e-commerce will continue to be a strong theme over the next year.

Q: WHAT IMPACT DOES THE STRONG PERFORMANCE OF SOME OF THESE STOCKS HAVE ON THE
   TAX-EFFICIENCY OF THE FUND?

A: Some of the stocks have had very good performance and may be slightly ahead of themselves in terms of their relative valuation. In a few cases, we've sold off a little of the positions and taken some of the profit. As a tax-efficient fund, when valuations get too high, we sometimes trim the positions because we are able to utilize tax-losses to offset the profits.

   For example, the most important event of this 12-month period was when, in October 1998, the Long Term Capital Management bailout, coupled with the Russian crisis, caused a severe correction in the stock market. In that environment, we were able to add to many positions where we had had a high cost, then we waited 31 days and sold our high cost stocks. So we maintained our positions while generating some tax-losses for the Fund, which is a tax-management strategy we have emphasized all along.

Q: WHAT IS YOUR OUTLOOK FOR THE FUND IN THE YEAR AHEAD?

A: We are definitely in a two-tier market in which all of the Internet-related technology stocks have had a good run, but there are also a lot of high-quality companies that have been neglected. As always, we are doing thorough research and trying to find new investments in some of these out-of-favor areas, such as retail and business services. Our research approach to stocks is "bottom-up":We try to find the best earnings growth, coupled with high-quality, within growing industries. The small-cap area has definitely shown some life this year, relative to other types of stocks, and we would expect that to continue.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999
PERFORMANCE

[GRAPH]

Comparison of Change in Value of a $10,000 Investment in EATON VANCE TAX-MANAGED EMERGING GROWTH FUND, CLASS A VS. THE STANDARD & POOR'S SMALL CAP 600 INDEX*

             DATE         FUND/NAV         FUND/MOP          S&P 600
          9/30/97          $10,000           $9,428          $10,000
         10/31/97           $9,682           $9,128           $9,568
         11/30/97           $9,523           $8,978           $9,498
         12/31/97           $9,930           $9,363           $9,690
          1/31/98           $9,811           $9,250           $9,501
          2/28/98          $10,616          $10,009          $10,367
          3/31/98          $11,044          $10,412          $10,763
          4/30/98          $11,113          $10,478          $10,826
          5/31/98          $10,358           $9,766          $10,252
          6/30/98          $10,885          $10,262          $10,281
          7/31/98          $10,119           $9,541           $9,496
          8/31/98           $8,151           $7,685           $7,663
          9/30/98           $8,996           $8,482           $8,132
         10/31/98           $9,404           $8,866           $8,509
         11/30/98          $10,040           $9,466           $8,988
         12/31/98          $11,113          $10,478           $9,562
          1/31/99          $11,153          $10,515           $9,442
          2/28/99          $10,239           $9,653           $8,591
          3/31/99          $10,606          $10,000           $8,702
          4/30/99          $10,755          $10,141           $9,278
          5/31/99          $10,984          $10,356           $9,503
          6/30/99          $11,909          $11,228          $10,044
          7/31/99          $11,789          $11,115           $9,955
          8/31/99          $11,759          $11,087           $9,517
          9/30/99          $12,266          $11,565           $9,557
         10/31/99          $13,032          $12,287           $9,533

Performance**                          Class A   Class B   Class C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                                38.58%    37.49%    37.25%
Life of Fund+                           13.76     13.00     12.79
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                30.58%    32.49%    36.25%
Life of Fund+                           10.60     11.31     12.79

+Inception Dates - Class A: 9/25/97; Class B: 9/29/97; Class C:9/29/97

* Source: TowersData, Bethesda, MD. Investment operations commenced 9/25/97. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   The chart compares the Fund's total return with that of the S&P Small Cap 600 Index, a broad-based, unmanaged market index of 600 small capitalization stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of a $10,000 hypothetical investment in the Fund and in the S&P 600 Index. An investment in the Fund's Class B shares on 9/29/97 at net asset value would have grown to $12,910 on October 31, 1999, $12,510 including applicable CDSC. An investment in the Fund's Class C shares on 9/29/97 at net asset value would have grown to $12,860 on October 31, 1999. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999
PERFORMANCE

AFTER-TAX PERFORMANCE
AS OF OCTOBER 31, 1999

The table below sets forth the Fund's pre-tax and after-tax performance. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

--------------------------------------------------------------------------------
Pre-Tax and After-Tax Average Annual Returns at Net Asset Value for the period ended October 31, 1999

1 Year                   Pre-Tax     After-Tax       Tax-Efficiency
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
      Class A            38.58%      38.58%          100.00%
      Class B            37.49%      37.49%          100.00%
      Class C            37.25%      37.25%          100.00%
Life of Fund*            Pre-Tax     After-Tax       Tax-Efficiency
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
      Class A            13.76%      13.76%          100.00%
      Class B            13.00%      13.00%          100.00%
      Class C            12.79%      12.79%          100.00%

*Inception Dates - Class A: 9/25/97; Class B: 9/29/97; Class C:9/29/97

Source:TowersData, Bethesda, Md
--------------------------------------------------------------------------------

Pre-tax returns are calculated by determining the percentage change in net asset value with all distributions reinvested in Fund shares. After-tax returns are calculated similarly, except that distributions are reduced by federal income taxes before reinvestment.

The highest historical federal tax rates (currently 39.6% for dividends and 20% for capital gains) are used. The after-tax calculations do not take into account state or local taxes or the federal alternative minimum tax. If an investor sells Fund shares, any realized gains will be subject to taxes not reflected in the after-tax returns shown above.

The performance does not include the effects of the Class A shares initial sales charge (5.75% maximum) or any applicable contingent deferred sales charge (5.00% maximum for Class B shares and 1% for Class C shares redeemed in the first year).

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The after-tax returns shown above are not applicable to shares held in tax-deferred accounts (such as IRA or 401(k) accounts) and shares held by non-taxable entities (such as qualified pension plans and charities).

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.2%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 2.4%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                    20,000      $  1,872,499
Harte-Hanks Communications, Inc.               81,000         1,604,812
Outdoor Systems, Inc.(1)                       32,000         1,356,000
-----------------------------------------------------------------------
                                                           $  4,833,311
-----------------------------------------------------------------------
Banks - Regional -- 3.0%
-----------------------------------------------------------------------
City National Corp.                            58,000      $  2,247,500
Cullen/Frost Bankers, Inc.                     95,000         2,743,125
Peoples Heritage Finance Group, Inc.           55,000         1,045,000
-----------------------------------------------------------------------
                                                           $  6,035,625
-----------------------------------------------------------------------
Banks and Money Services -- 0.9%
-----------------------------------------------------------------------
Bank United Corp.                              47,000      $  1,833,000
-----------------------------------------------------------------------
                                                           $  1,833,000
-----------------------------------------------------------------------
Broadcasting and Cable -- 1.9%
-----------------------------------------------------------------------
Hispanic Broadcasting Corp.(1)                 17,000      $  1,377,000
Tivo, Inc.                                      5,000           214,375
Young Broadcasting Corp.(1)                    48,000         2,226,000
-----------------------------------------------------------------------
                                                           $  3,817,375
-----------------------------------------------------------------------
Broadcasting and Radio -- 1.0%
-----------------------------------------------------------------------
Entercom Communications Corp.(1)               42,000      $  2,092,125
Radio Unica Communications                      1,600            45,800
-----------------------------------------------------------------------
                                                           $  2,137,925
-----------------------------------------------------------------------
Business Products and Services -- 0.8%
-----------------------------------------------------------------------
CN Maximus, Inc.(1)                            72,500      $  1,681,094
-----------------------------------------------------------------------
                                                           $  1,681,094
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 7.2%
-----------------------------------------------------------------------
Diamond Technology Partners(1)                 48,000      $  3,102,000
Exodus Communications, Inc.(1)                 15,000         1,290,000
Iron Mountain, Inc.(1)                         50,000         1,512,500
On Assignment, Inc.(1)                         49,000         1,408,750
Pegasus Communications Corp.(1)                70,000         2,992,500
Provant, Inc.(1)                               73,000         1,286,625
Whittman-Hart, Inc.(1)                         77,000         2,959,687
-----------------------------------------------------------------------
                                                           $ 14,552,062
-----------------------------------------------------------------------
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Communications Equipment -- 3.7%
-----------------------------------------------------------------------
Comverse Technology, Inc.(1)                   19,000      $  2,156,500
Ditech Communications Co.                      18,000         1,581,750
Pinnacle Holdings, Inc.                        57,000         1,368,000
Polycom, Inc.                                  10,000           500,000
Tekelec                                        63,000           799,312
Terayon Communications System                  24,000         1,050,000
-----------------------------------------------------------------------
                                                           $  7,455,562
-----------------------------------------------------------------------
Communications Services -- 0.5%
-----------------------------------------------------------------------
Sportsline USA, Inc.                           27,000      $    970,312
-----------------------------------------------------------------------
                                                           $    970,312
-----------------------------------------------------------------------
Computer Software -- 6.1%
-----------------------------------------------------------------------
Breakaway Solutions, Inc.                         600      $     31,912
Brio Technology, Inc.(1)                       80,000         1,940,000
Crossroads Systems, Inc.                          600            42,675
Exchange Applications, Inc.(1)                 21,000           572,250
Gadzoox Networks, Inc.                          5,700           271,462
HNC Software, Inc.(1)                          40,000         1,597,500
International Integration, Inc.(1)             39,000         2,520,375
Micros Systems, Inc.                           25,000         1,157,032
National Computer System, Inc.                 68,000         2,571,250
Smartdisk Corp.                                17,000           931,812
Wind River Systems, Inc.                       40,000           817,500
-----------------------------------------------------------------------
                                                           $ 12,453,768
-----------------------------------------------------------------------
Distribution -- 1.1%
-----------------------------------------------------------------------
United Stationers(1)                           88,000      $  2,244,000
-----------------------------------------------------------------------
                                                           $  2,244,000
-----------------------------------------------------------------------
Drugs -- 2.8%
-----------------------------------------------------------------------
Human Genome Sciences, Inc.(1)                 26,800      $  2,341,650
Millennium Pharmaceuticals(1)                  15,000         1,051,875
Sepracor, Inc.(1)                              22,000         1,830,125
Vertex Pharmaceuticals, Inc.(1)                18,000           515,250
-----------------------------------------------------------------------
                                                           $  5,738,900
-----------------------------------------------------------------------
Education -- 2.0%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                          25,500      $    670,969
Career Education Corp.(1)                      23,050           507,100

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Education (continued)
-----------------------------------------------------------------------
Devry, Inc.(1)                                133,000      $  2,801,312
-----------------------------------------------------------------------
                                                           $  3,979,381
-----------------------------------------------------------------------
Electrical Equipment -- 2.1%
-----------------------------------------------------------------------
Micrel, Inc.(1)                                80,000      $  4,350,000
-----------------------------------------------------------------------
                                                           $  4,350,000
-----------------------------------------------------------------------
Electronics - Semiconductors -- 10.5%
-----------------------------------------------------------------------
Applied Micro Circuits Corp.(1)                32,600      $  2,536,687
Cognex Corp.(1)                                47,000         1,407,062
Dallas Semiconductor Corp.                     55,000         3,238,125
Dupont Photomasks, Inc.                        50,000         2,475,000
Helix Technology Corp.                         23,725           956,414
Microchip Technology, Inc.(1)                  34,000         2,265,250
Millipore Corp.                                35,000         1,115,625
PMC-Sierra, Inc.(1)                            30,600         2,884,050
Qlogic Corp.(1)                                25,000         2,603,125
Vitesse Semiconductor Corp.(1)                 40,000         1,835,000
-----------------------------------------------------------------------
                                                           $ 21,316,338
-----------------------------------------------------------------------
Entertainment -- 2.0%
-----------------------------------------------------------------------
Cinar Films, Inc., Class B(1)                  25,000      $    434,375
Mandalay Resort Group                          55,000         1,024,375
Speedway Motorsports, Inc.(1)                  60,000         2,617,500
-----------------------------------------------------------------------
                                                           $  4,076,250
-----------------------------------------------------------------------
Financial - Specialty -- 0.5%
-----------------------------------------------------------------------
Profit Recovery Group International            25,000      $  1,029,688
-----------------------------------------------------------------------
                                                           $  1,029,688
-----------------------------------------------------------------------
Foods -- 0.3%
-----------------------------------------------------------------------
Lance, Inc.                                    45,272      $    546,094
-----------------------------------------------------------------------
                                                           $    546,094
-----------------------------------------------------------------------
Furniture and Appliances -- 1.3%
-----------------------------------------------------------------------
Ethan Allen Interiors, Inc.                    75,000      $  2,667,188
-----------------------------------------------------------------------
                                                           $  2,667,188
-----------------------------------------------------------------------
Health Care Services -- 1.1%
-----------------------------------------------------------------------
Eclipsys Corp.(1)                              50,000      $    793,750
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Health Care Services (continued)
-----------------------------------------------------------------------
Resmed, Inc.(1)                                43,900      $  1,520,038
-----------------------------------------------------------------------
                                                           $  2,313,788
-----------------------------------------------------------------------
Health Services -- 3.4%
-----------------------------------------------------------------------
MedQuist, Inc.(1)                              60,000      $  1,920,000
MiniMed, Inc.(1)                               33,000         2,501,813
Province Healthcare Co.(1)                     53,000           854,625
Renal Care Group, Inc.(1)                      85,000         1,583,125
-----------------------------------------------------------------------
                                                           $  6,859,563
-----------------------------------------------------------------------
Information Services -- 13.8%
-----------------------------------------------------------------------
Abacus Direct Corp.(1)                         19,000      $  2,783,500
Acxiom Corp.(1)                                45,000           742,500
Affiliated Computer Services, Inc.,
Class A(1)                                     88,550         3,364,900
BISYS Group, Inc. (The)(1)                     55,000         2,805,000
Brocade Communications Systems, Inc.(1)         6,000         1,614,000
Dendrite International(1)                      83,000         2,604,125
Hooper Holmes, Inc.                            24,000           645,000
IDX Systems Corp.(1)                           55,000         1,003,750
Jupiter Communication                          33,000         1,134,375
Marimba Software(1)                            35,000           997,500
Phoenix Technology Ltd.(1)                     25,000           287,500
Quotesmith.Com, Inc.                           40,000           330,000
Remedy Corp.(1)                                37,000         1,591,000
Sapient Corp.(1)                               25,000         3,196,875
Scient Corp.                                   20,400         2,527,050
Veritas Software Corp.(1)                      22,000         2,373,250
-----------------------------------------------------------------------
                                                           $ 28,000,325
-----------------------------------------------------------------------
Insurance -- 0.6%
-----------------------------------------------------------------------
Reinsurance Group of America, Inc.             36,375      $  1,209,469
-----------------------------------------------------------------------
                                                           $  1,209,469
-----------------------------------------------------------------------
Investment Services -- 1.8%
-----------------------------------------------------------------------
PIMCO Advisors Holdings L.P.                   53,000      $  1,838,438
Waddell & Reed Financial, Inc., Class A        80,000         1,920,000
-----------------------------------------------------------------------
                                                           $  3,758,438
-----------------------------------------------------------------------
Medical Products -- 2.2%
-----------------------------------------------------------------------
Haemonetics Corp.(1)                           70,000      $  1,308,125
Medical Manager Corp.                           7,312           366,286

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Medical Products (continued)
-----------------------------------------------------------------------
Steris Corp.(1)                               100,000      $  1,331,250
Xomed Surgical Products, Inc.(1)               24,000         1,459,500
-----------------------------------------------------------------------
                                                           $  4,465,161
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Steppe Gold Resources, Ltd.(1)(2)             200,000      $          0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Metals - Industrial -- 0.4%
-----------------------------------------------------------------------
AMT International Mining Corp.(1)(2)          817,200      $     47,234
Formation Capital Corp.(1)(2)                 400,000            87,040
Stillwater Mining Co.(1)                       37,000           744,625
-----------------------------------------------------------------------
                                                           $    878,899
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 7.2%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                         165,000      $  1,835,625
Devon Energy Corp.                             25,000           971,875
Louis Dreyfus Natural Gas(1)                   95,000         1,900,000
Newfield Exploration Co.(1)                    85,000         2,502,188
Noble Affiliates, Inc.                         68,000         1,721,250
Nuevo Energy Co.(1)                           100,000         1,418,750
Santa Fe Snyder Corp.(1)                       54,650           471,356
Stone Energy Corp.(1)                          33,000         1,604,625
Varco International, Inc.(1)                  100,000         1,056,250
Vintage Petroleum, Inc.                       100,000         1,087,500
-----------------------------------------------------------------------
                                                           $ 14,569,419
-----------------------------------------------------------------------
Publishing -- 1.2%
-----------------------------------------------------------------------
Central Newspapers, Inc., Class A              55,000      $  2,361,563
-----------------------------------------------------------------------
                                                           $  2,361,563
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.7%
-----------------------------------------------------------------------
Applebees International, Inc.                  77,000      $  2,218,563
Sonic Corp.(1)                                 66,000         1,848,000
Wild Oats Markets, Inc.(1)                     40,000         1,410,000
-----------------------------------------------------------------------
                                                           $  5,476,563
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 3.3%
-----------------------------------------------------------------------
1-800-Flowers.Com, Inc.                           600      $      7,725
American Eagle Outfitters                      22,000           941,875
Bed Bath and Beyond, Inc.(1)                   53,700         1,788,881
                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Specialty and Apparel (continued)
-----------------------------------------------------------------------
Childrens Place(1)                             12,000      $    312,750
Cutter & Buck, Inc.                            21,000           343,875
Emusic.Com, Inc.                               22,000           301,125
O'Reilly Automotive, Inc.(1)                   22,000           959,750
Talbots, Inc.                                  10,000           470,625
The Mens Wearhouse, Inc.(1)                    73,000         1,601,438
-----------------------------------------------------------------------
                                                           $  6,728,044
-----------------------------------------------------------------------
Semiconductor Equipment -- 0.6%
-----------------------------------------------------------------------
PRI Automation, Inc.(1)                        32,000      $  1,284,000
-----------------------------------------------------------------------
                                                           $  1,284,000
-----------------------------------------------------------------------
Software Services -- 6.5%
-----------------------------------------------------------------------
Advent Software, Inc.                          27,000      $  1,623,375
Akamai Technologies                                50             7,259
Art Technology Group, Inc.                        700            37,800
Broadbase Software, Inc.                       15,000           682,500
Commerce One, Inc.                              8,000         1,370,000
Cysive, Inc.                                   14,000           805,875
Digital Island, Inc.(1)                        21,000         1,417,500
E.Piphany, Inc.                                12,000         1,032,000
E-Stamp Corp.                                     600            13,950
Great Plains Software, Inc.(1)                 38,000         2,109,000
Peregrine Systems, Inc.(1)                     68,000         2,983,500
Proxicom, Inc.                                  3,200           245,600
Verity, Inc.                                    9,000           619,875
Vitria Technology, Inc.                         3,000           197,813
-----------------------------------------------------------------------
                                                           $ 13,146,047
-----------------------------------------------------------------------
Solid Waste -- 0.2%
-----------------------------------------------------------------------
Casella Waste Systems, Inc., Class A(1)        25,000      $    335,938
-----------------------------------------------------------------------
                                                           $    335,938
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)             125,000      $  2,179,688
-----------------------------------------------------------------------
                                                           $  2,179,688
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $142,563,623)                          $195,284,778
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

PREFERRED STOCKS -- 0.0%

                SECURITY                  SHARES           VALUE
-----------------------------------------------------------------------
Metals - Gold -- 0.0%
-----------------------------------------------------------------------
Ashanti Goldfields Co., Ltd., Class C(4)        8,889      $          0
Ashanti Goldfields Co., Ltd., Class D(4)        8,889                 0
Ashanti Goldfields Co., Ltd., Class E(4)        8,889                 0
-----------------------------------------------------------------------
                                                           $          0
-----------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $0)                                    $          0
-----------------------------------------------------------------------
PRIVATE PLACEMENTS AND SPECIAL WARRANTS -- 0.2%
Metals - Gold -- 0.2%
-----------------------------------------------------------------------
Nevada Pacific Mining Co.(1)(3)(4)             80,000      $     56,000
Quincunx Gold Exploration(2)(4)               300,000            57,096
Western Exploration and Development,
Ltd.(1)(4)                                    600,000           336,000
-----------------------------------------------------------------------
                                                           $    449,096
-----------------------------------------------------------------------
Total Private Placements and Special Warrants
   (identified cost $679,988)                              $    449,096
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 1.4%

                                          PRINCIPAL
                                          AMOUNT
                SECURITY                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Associates Corporation of North America,
5.32%, 11/1/99                               $  2,779      $  2,779,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost $2,779,000)                          $  2,779,000
-----------------------------------------------------------------------
Total Investments -- 97.8%
   (identified cost $146,022,611)                          $198,512,874
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.2%                     $  4,440,651
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $202,953,525
-----------------------------------------------------------------------

(1)  Non-income producing security.
(2)  Foreign security.
(3)  Restricted security.
(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $146,022,611)        $198,512,874
Cash                                             1,966
Receivable for investments sold              4,602,393
Receivable for Fund shares sold              1,511,310
Dividends receivable                            13,448
Tax reclaim receivable                             105
Deferred organization expenses                   5,267
------------------------------------------------------
TOTAL ASSETS                              $204,647,363
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $  1,358,032
Payable for Fund shares redeemed               220,319
Payable to affiliate for Trustees' fees          3,814
Accrued expenses                               111,673
------------------------------------------------------
TOTAL LIABILITIES                         $  1,693,838
------------------------------------------------------
NET ASSETS                                $202,953,525
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $161,954,874
Accumulated net realized loss (computed
   on the basis of identified cost)        (11,491,612)
Net unrealized appreciation (computed on
   the basis of identified cost)            52,490,263
------------------------------------------------------
TOTAL                                     $202,953,525
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 57,518,104
SHARES OUTSTANDING                           4,386,754
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      13.11
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $13.11)       $      13.91
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $105,948,520
SHARES OUTSTANDING                           8,206,703
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      12.91
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $ 39,486,901
SHARES OUTSTANDING                           3,069,816
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $      12.86
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 1999
Investment Income
-----------------------------------------------------
Dividends                                 $   424,145
Interest                                      296,280
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   720,425
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   932,128
Trustees fees and expenses                     14,406
Distribution and service fees
   Class A                                     34,198
   Class B                                    681,894
   Class C                                    282,441
Transfer and dividend disbursing agent
   fees                                       181,536
Custodian fee                                 138,978
Registration fees                              98,315
Printing and postage                           22,164
Legal and accounting services                  20,936
Amortization of organization expenses           2,631
Miscellaneous                                   8,854
-----------------------------------------------------
TOTAL EXPENSES                            $ 2,418,481
-----------------------------------------------------

NET INVESTMENT LOSS                       $(1,698,056)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (451,901)
   Foreign currency transactions                1,398
-----------------------------------------------------
NET REALIZED LOSS                         $  (450,503)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $49,500,381
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $49,500,381
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $49,049,878
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $47,351,822
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

Increase (Decrease)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 1999  OCTOBER 31, 1998
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $     (1,698,056) $       (757,914)
   Net realized loss                              (450,503)      (10,966,248)
   Net change in unrealized
      appreciation (depreciation)               49,500,381         3,443,625
----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     47,351,822  $     (8,280,537)
----------------------------------------------------------------------------
Transactions in shares of beneficial
   interest
   Proceeds from sale of shares
      Class A                             $     27,988,976  $     31,916,155
      Class B                                   37,931,704        55,874,763
      Class C                                   18,010,905        21,292,030
   Issued in reorganization of Eaton
      Vance Worldwide Developing
      Resources Fund
      Class A                                      147,201                --
      Class B                                    4,338,847                --
   Cost of shares redeemed
      Class A                                  (12,227,473)       (5,597,177)
      Class B                                  (13,801,410)       (7,461,062)
      Class C                                   (5,918,511)       (3,200,764)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     56,470,239  $     92,823,945
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    103,822,061  $     84,543,408
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of year                      $     99,131,464  $     14,588,056
----------------------------------------------------------------------------
AT END OF YEAR                            $    202,953,525  $     99,131,464
----------------------------------------------------------------------------

Accumulated net
investment income
included in net assets
----------------------------------------------------------------------------
AT END OF YEAR                            $             --  $             --
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS A
                                  -----------------------------------
                                        YEAR ENDED OCTOBER 31,
                                  -----------------------------------
                                    1999         1998        1997(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.460      $ 9.740      $10.000
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income (loss)       $(0.053)     $(0.040)     $ 0.008
Net realized and unrealized
   gain (loss)                       3.703       (0.240)      (0.268)
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 3.650      $(0.280)     $(0.260)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $13.110      $ 9.460      $ 9.740
---------------------------------------------------------------------

TOTAL RETURN(2)                      38.58%       (2.87)%      (2.60)%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                 $57,518      $28,035      $ 3,925
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.04%        1.21%        0.63%(3)
   Net investment income
      (loss)                         (0.55)%      (0.57)%       1.83%(3)
Portfolio Turnover                      80%         110%           7%
---------------------------------------------------------------------

(1) For the period from the start of business, September 25, 1997, to October 31, 1997.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS B
                                  -----------------------------------
                                        YEAR ENDED OCTOBER 31,
                                  -----------------------------------
                                    1999         1998        1997(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $  9.390      $ 9.740      $10.000
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income (loss)      $ (0.128)     $(0.090)     $ 0.005
Net realized and unrealized
   gain (loss)                       3.648       (0.260)      (0.265)
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                     $  3.520      $(0.350)     $(0.260)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $ 12.910      $ 9.390      $ 9.740
---------------------------------------------------------------------

TOTAL RETURN(2)                      37.49%       (3.59)%      (2.60)%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                $105,949      $52,641      $ 8,613
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.81%        2.04%        1.37%(3)
   Net investment income
      (loss)                         (1.33)%      (1.41)%       1.13%(3)
Portfolio Turnover                      80%         110%           7%
---------------------------------------------------------------------

(1) For the period from the commencement of offering of Class B shares, September 29, 1997, to October 31, 1997.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                CLASS C
                                  -----------------------------------
                                        YEAR ENDED OCTOBER 31,
                                  -----------------------------------
                                    1999         1998        1997(1)
---------------------------------------------------------------------
Net asset value -- Beginning
   of year                         $ 9.370      $ 9.720      $10.000
---------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------
Net investment income (loss)       $(0.135)     $(0.092)     $ 0.003
Net realized and unrealized
   gain (loss)                       3.625       (0.258)      (0.283)
---------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                      $ 3.490      $(0.350)     $(0.280)
---------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR     $12.860      $ 9.370      $ 9.720
---------------------------------------------------------------------

TOTAL RETURN(2)                      37.25%       (3.60)%      (2.80)%
---------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------
Net assets, end of year
   (000's omitted)                 $39,487      $18,455      $ 2,051
Ratios (As a percentage of
   average daily net assets):
   Expenses                           1.95%        2.21%        1.56%(3)
   Net investment income
      (loss)                         (1.47)%      (1.58)%       0.90%(3)
Portfolio Turnover                      80%         110%           7%
---------------------------------------------------------------------

(1) For the period from the commencement of offering of Class C shares, September 29, 1997, to October 31, 1997.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Emerging Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund, which is a series of Eaton Vance Mutual Funds Trust (the Trust), seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Fund. The Fund has three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 7). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, the Fund, for federal income tax purposes, had a capital loss carryover of $10,920,013 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2007 ($122,804), on October 31, 2006 ($10,740,877) and on October 31, 2005
   ($56,332).

 C Futures Contracts -- Upon the entering of a financial futures contract, the Fund is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Fund ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Fund positions. Should prices move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

 E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization are being amortized on the straight-line basis over five years.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the net investment income and (b) at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years). Income dividends are declared separately for each class of shares. Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the net asset value per share as of the close of business on the ex-date.

   The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

   During the year ended October 31, 1999, the Fund reclassified amounts to reflect a decrease in accumulated net investment loss and paid-in capital of $1,698,056 due to permanent differences between book and tax accounting for operating losses. Additionally, $1,398 was reclassified to paid-in capital from accumulated net realized loss due to permanent differences between book and tax accounting for capital losses. Net investment loss, net realized loss on investment transactions and net assets were not affected by these reclassifications.

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. EVM receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of the average daily net assets of the Fund up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 1999, the fee amounted to $932,128.

   The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $89,138 as its portion of the sales charge on sales of Class A shares for the year ended
   October 31, 1999.

   Except for Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 1999, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 1999, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $141,594,210
    ------------------------------------------------------
    Gross unrealized appreciation             $ 57,802,857
    Gross unrealized depreciation               (5,884,193)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 51,918,664
    ------------------------------------------------------

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

5 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              YEAR ENDED OCTOBER 31,
                                              -----------------------
    CLASS A                                   1999         1998
    -----------------------------------------------------------------
    Issued in Reorganization of Eaton Vance
     Worldwide Developing Resources Fund           14,140          --
    Sales                                       2,514,498   3,136,112
    Redemptions                                (1,105,997)   (574,893)
    -----------------------------------------------------------------
    NET INCREASE                                1,422,641   2,561,219
    -----------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                              -----------------------
    CLASS B                                   1999         1998
    -----------------------------------------------------------------
    Issued in Reorganization of Eaton Vance
     Worldwide Developing Resources Fund          420,838          --
    Sales                                       3,449,811   5,475,478
    Redemptions                                (1,272,063)   (751,650)
    -----------------------------------------------------------------
    NET INCREASE                                2,598,586   4,723,828
    -----------------------------------------------------------------

                                              YEAR ENDED OCTOBER 31,
                                              -----------------------
    CLASS C                                   1999         1998
    -----------------------------------------------------------------
    Sales                                       1,646,502   2,095,183
    Redemptions                                  (546,560)   (336,223)
    -----------------------------------------------------------------
    NET INCREASE                                1,099,942   1,758,960
    -----------------------------------------------------------------

6 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B (Class B Plan) and Class C (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see
   Note 7) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $593,458 and $211,924, for Class B and C shares, respectively, to or payable to EVD for the year ended October 31, 1999, representing 0.75% of average daily net assets for Class B and Class C shares. At October 31, 1999, the amount of Uncovered Distribution Charges EVD calculated under the Plans was approximately $3,904,000 and $2,183,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended October 31, 1999 amounted to $34,198, $88,436 and $70,517 for Class A, Class B and Class C shares, respectively.

7 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) may be imposed on certain Class A shares redeemed within 12 months of purchase. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at date of redemption or date of purchase.

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

NOTES TO FINANCIAL STATEMENTS CONT'D

   No charge is levied on shares acquired by reinvestment of dividends. Class A shares may be subject to a 1% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). For Class B the CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within 12 months of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 6). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist for the respective classes will be retained by the Fund. EVD received approximately $258,000 and $14,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the year ended October 31, 1999.

8 Line of Credit
-------------------------------------------
   The Fund participates with other funds and portfolios managed by EVM and its affiliates in a $120 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund or portfolio based on its borrowings at an amount above the Eurodollar rate or federal funds advanced funding rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating funds and portfolios at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the year ended October 31, 1999.

9 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $166,454,290 and $114,873,676, respectively, for the year ended October 31, 1999.

10 Fund Reorganization
-------------------------------------------
   Effective December 18, 1998, the Fund acquired the net assets of Eaton Vance Worldwide Developing Resources Fund, pursuant to an Agreement and Plan of Reorganization dated October 19, 1998. In accordance with the agreement, the Fund, at closing, issued shares as follows:

                                       NET ASSET
            SHARES   AGGREGATE VALUE     VALUE
  CLASS     ISSUED   OF SHARES ISSUED  PER SHARE
  ----------------------------------------------
  Class A   14,140      $  147,201      $10.41
  Class B  420,838      $4,338,847      $10.31

   The net assets acquired, including unrealized net depreciation at the date of the transaction, were as follows:

                                              ACQUIRED NET   UNREALIZED
    FUND                                         ASSETS     DEPRECIATION
    --------------------------------------------------------------------
    Eaton Vance Worldwide Developing
     Resources                                 $4,486,048     $182,370

   Directly after the merger, the combined net assets of the Fund was $124,064,338. The net asset value of each class was $10.41 and $10.31 for Class A and Class B, respectively.

11 Restricted Securities
-------------------------------------------
   At October 31, 1999, the Fund owned the following securities (representing 0.03% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST     FAIR VALUE
    ---------------------------------------------------------------------------------------
    PRIVATE PLACEMENTS AND SPECIAL WARRANTS
    ---------------------------------------------------------------------------------------
    Nevada Pacific Mining Co.                   12/21/98        80,000  $80,000  $   56,000

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF
EATON VANCE TAX-MANAGED EMERGING GROWTH FUND:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Tax-Managed Emerging Growth Fund (the Fund) as of October 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 1999 and 1998, and the financial highlights for the years ended October 31, 1999 and 1998, and the period from the start of business, September 25, 1997, to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of October 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Growth Fund at October 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                              DELOITTE & TOUCHE LLP
                              Boston, Massachusetts
                              December 3, 1999

EATON VANCE TAX-MANAGED EMERGING GROWTH FUND AS OF OCTOBER 31, 1999

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER AND ADMINISTRATOR OF
EATON VANCE TAX-MANAGED EMERGING GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC GLOBAL FUND SERVICES
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP
200 Berkeley Street
Boston, MA 02116-5022



EATON VANCE TAX-MANAGED EMERGING GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
     This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
130-10/99                                                            MGSRC-10/99